Leases	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Leases
12. Leases
The Company’s leases are office and laboratory space. Activity during 2020 and 2019 related to right-of-use
assets was as follows. There are no amounts related to 2018 because IFRS 16 – Leases was implemented effective 2019:
Right-of-use
assets

	Year Ended December 31,
	2020	2019
	(in thousands)
Depreciation period (straight-line, in years)	3 -5	3 -5
Cost at the beginning of the year	$2,081	$1,140
Additions	417	910
Impact of currency translation	45	31
Cost at the end of the year	$2,543	$2,081

Accumulated Depreciation at the beginning of the year	$706	$—
Depreciation	810	698
Impact of currency translation	11	8

Accumulated Depreciation at the end of the year	1,527	706

Book value at the end of the year	$1,016	$1,375

Costs related to
right-of-use
assets included in the consolidated statements of profit and loss include the following:
Leases in the statements of income

	Year Ended December 31,
	2020	2019
	(in thousands)
Depreciation	$810	$698
Finance cost	63	50
Lease liabilities included in the consolidated statements of financial position and related activity in the consolidated statements of profit and loss and consolidated statements of cash flows include the following:
Leases in the statements of financial position

	2020	2019
	(in thousands)
Balance at January 1	$1,398	$1,140
Additions	317	846
Accretion of interest	136	87
Payments	(793)	(675)

Balance at December 31	1,058	1,398

Non-current	327	610
Current	731	788

Total lease liabilities	$1,058	$1,398